Other current and non-current financial liabilities - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands				6 Months Ended	12 Months Ended
	Dec. 17, 2021 shares	Jun. 01, 2021 USD ($)	Jun. 01, 2021 EUR (€)	Jun. 30, 2021	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2020	Dec. 31, 2022 $ / shares	Dec. 31, 2021 EUR (€) shares
Public warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding (in shares)	13,416,637				13,416,636			13,416,637
Number of securities called by warrants (in shares)					1
Exercise price of warrants (in USD per share) | $ / shares							$ 11.50
Term of warrants outstanding					5 years
Public warrants | Equals or exceeds USD18.00 per share (in USD per share)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption price per warrant (in USD per share)					0.01
Share price (in USD per share)					18.00
Number of trading days determining share price					20 days
Number of consecutive trading days determining share price					30 days
Public warrants | Equals or exceeds USD10.00 per share (in USD per share)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption price per warrant (in USD per share)					0.10
Share price (in USD per share)					10.00
Number of trading days determining share price					20 days
Number of consecutive trading days determining share price					30 days
Private placement warrants
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding (in shares)	6,700,000
Transfer limitations period					30 years
Private placement warrants | Zegna non-executive directors
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Warrants issued (in shares)	800,000
Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Derecognized liability | €			€ 51,328
Gain on derecognised financial liability | €			20,675
Written put options | Total equity attributable to non-controlling interests
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Increase decrease in equity | €			€ 4,037
Written put options | Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of interest in subsidiary					90.00%	85.00%
Proportion of ownership interests held by non-controlling interests					10.00%
Percentage of additional ownership interest to be purchased				5.00%
Liability related to the put option | €					€ 155,551			€ 135,726
Written put options | Thom Browne | MrThom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests					15.00%
Written put options | Thom Browne | First tranche of the put option
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Percentage of additional ownership interest to be purchased		5.00%	5.00%
Consideration paid		$ 37,400	€ 30,653
Written put options | Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of interest in subsidiary					65.00%
Proportion of ownership interests held by non-controlling interests					35.00%
Liability related to the put option | €					€ 23,215			€ 23,685